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FUNDS FOR THE INFORMED INVESTOR    sm



SUPPLEMENT DATED JANUARY 6, 2000, TO THE HANSON
EQUITY PORTFOLIO INSTITUTIONAL CLASS PROSPECTUS
DATED AUGUST 9, 1999.

The information contained in the "Portfolio
Managers" section of the portfolio's prospectus is hereby replaced in its entirety with the following information:

PORTFOLIO MANAGERS
A team of investment professionals at Hanson
Investment Management Company is primarily responsible for the day-to-day management of the portfolio. For more information on the composition of the team, including biographies of some of its members, please see the Statement of Additional Information.















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HANSON EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES

SUPPLEMENT DATED JANUARY 6, 2000 TO
STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 9, 1999

The following information is hereby added to the "Investment Adviser" section of the portfolio's statement of additional information:

PORTFOLIO MANAGEMENT

A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment professionals that comprise that team and a brief description of their business experience.

NAME & TITLE               EXPERIENCE

Harvey G. Bateman, CFA
1/00 - Present
Chief Investment Officer and Portfolio
Manager for the Adviser.

5/88 - Present
Principal and Director of Equity Investments at Sirach Capital Management, Inc., where he has managed equity accounts since 1988.

J. Michael Flinn
6/96 -  Present
Director of the Adviser, and was appointed
Chief Executive Officer for the Adviser in
1/00.

01/70 - 2/96
Principal and Portfolio Manager at Sirach
Capital Management, Inc., where he managed equity and fixed income accounts since 1970.

William B. Sanders
1/00 -  Present
Portfolio Manager for the Adviser.

11/83 - Present
Principal and Portfolio Manager at Sirach
Capital Management, Inc., where he has
managed equity and fixed income accounts since 1983.